Net Loss Per Share - Additional Information (Detail) - shares		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents included in the calculation of diluted net loss per share (in shares)		0	0	0	0
Earn out shares subject to vesting and potential forfeiture (in shares)	4,970,000	4,970,000		4,970,000		4,970,000
Options granted (in shares)				0		5,000,000
Antidilutive securities excluded from computation of earnings per share (in shares)				52,208,840	49,654,288	49,036,742	149,740,978	151,640,245
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)				6,750,000	182,951	142,652	0	0
Officer | Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)				6,750,000
Non Qualified Stock Option Awards | Chief Executive Officer
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options granted (in shares)	25,000,000			25,000,000
Unvested restricted stock units | Officer
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)	12,500,000				12,500,000